Restricted stock units (RSUs) (Tables) - Restricted Stock Units (RSUs) [Member]	9 Months Ended
Sep. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of changes in the RSUs

Changes in the RSUs for the period ended September 30, 2019 is set forth below:

		Weighted average fair
	No. of Units	value at grant date
Balance as at January 1, 2019	—	—
RSUs granted during the nine months ended September 30, 2019	322,106	$5.28
Balance as at September 30, 2019 (none of which are vested)	322,106	$5.28

Schedule of cost related to non-vested awards expected to be recognized

The total cost related to non-vested awards expected to be recognized through 2022 is set forth below:

Period	TOTAL
2019 (1)	790,105
2020	740,781
2021	146,557
2022	24,426
1,701,869

Twelve-month period ending December 31, 2019